SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       February 3, 2003

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $72,637

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
AMDOCS LTD			COM	G02602103	1296	132000.00	SH	Sole	132000.00
AMERICAN EXPRESS COMPANY	COM	025816109	551	15600.00	SH	Sole	15600.00
AMERICAN INTERNATIONAL GROUP	COM	026874107	2690	46507.00	SH	Sole	46507.00
ANADARKO			COM	032511107	718	15000.00	SH	Sole	15000.00
AVITAR INC			COM	053801106	7	30470.00	SH	Sole	30470.00
BANK OF NEW YORK CO. INC.	COM	064057102	685	28585.00	SH	Sole	28585.00
BERKSHIRE HATHAWAY INC-CL B	COM	084670207	1892	781.00		SH	Sole	781.00
BP AMOCO PLC - SPONS ADR	COM	055622104	646	15880.00	SH	Sole	15880.00
BRISTOL-MYERS SQUIBB CO.	COM	110122108	1090	47075.00	SH	Sole	47075.00
CARLISLE COMPANIES		COM	142339100	997	24100.00	SH	Sole	24100.00
CISCO SYSTEMS			COM	17275R102	418	31915.00	SH	Sole	31915.00
CIT GROUP INC			COM			196	10000.00	SH	Sole	10000.00
CITIGROUP INC			COM	172967101	1908	54210.01	SH	Sole	54210.01
COCA COLA COMPANY		COM	191216100	846	19300.00	SH	Sole	19300.00
COMMONWEALTH INDUSTRIES INC	COM	203004106	109	16000.00	SH	Sole	16000.00
COMPUTER SCIENCES CORP		COM	205363104	627	18188.00	SH	Sole	18188.00
CONOCOPHILLIPS			COM	20825c104	1521	31442.00	SH	Sole	31442.00
DUPONT (E.I.) DE NEMOURS & CO.	COM	263534109	9436	222556.00	SH	Sole	222556.00
EMC CORP MASS			COM	268648102	792	128970.00	SH	Sole	128970.00
EXXON MOBIL CORP		COM	30231g102	3033	86820.00	SH	Sole	86820.00
FIRST NATL LINCOLN CP/ME	COM	335716106	1108	35200.00	SH	Sole	35200.00
GENERAL ELECTRIC		COM	369604103	8751	359380.00	SH	Sole	359380.00
GOLDMAN SACHS			COM	38141g104	757	11112.00	SH	Sole	11112.00
HEALTHSOUTH CORP		COM	421924101	84	20000.00	SH	Sole	20000.00
HOME DEPOT, INC.		COM	437076102	286	11895.00	SH	Sole	11895.00
INTEL CORP			COM	458140100	520	33366.00	SH	Sole	33366.00
INTERNATIONAL BUSINESS MACHINE	COM	459200101	1125	14516.00	SH	Sole	14516.00
INTERPUBLIC GROUP COS INC	COM	460690100	152	10800.00	SH	Sole	10800.00
JOHNSON & JOHNSON		COM	478160104	2320	43200.00	SH	Sole	43200.00
MERCK & COMPANY			COM	589331107	8228	145337.00	SH	Sole	145337.00
MERRILL LYNCH & CO		COM	590188108	237	6234.00		SH	Sole	6234.00
MICROSOFT			COM	594918104	442	8551.00		SH	Sole	8551.00
MORGAN STANLEY, DEAN WITTER, D	COM	617446448	549	13760.00	SH	Sole	13760.00
NEWTON FINANCIAL CORP		COM	652772104	273	8400.00		SH	Sole	8400.00
PEPSICO				COM	713448108	1885	44658.00	SH	Sole	44658.00
PFIZER				COM	717081103	2091	68404.00	SH	Sole	68404.00
PNC BANK			COM	693475105	377	9000.00		SH	Sole	9000.00
PROCTER & GAMBLE		COM	742718109	2647	30800.00	SH	Sole	30800.00
ROYAL DUTCH PETE NY 5 GUILDR	COM	780257804	211	4802.00		SH	Sole	4802.00
SCHERING-PLOUGH CORP.		COM	806605101	472	21275.00	SH	Sole	21275.00
SEAGATE TECHNOLOGY HOLDINGS	COM			215	20000.00	SH	Sole	20000.00
STATE STREET CORP COM		COM	857477103	1045	26800.00	SH	Sole	26800.00
SUN LIFE FINANCIAL SERVICES OF	COM			205	12000.00	SH	Sole	12000.00
TRAVELERS PROPERTY A		COM	89420g109	256	17496.00	SH	Sole	17496.00
TXU CORPORATION			COM	873168108	1020	54630.00	SH	Sole	54630.00
UNITED TECHNOLOGIES CORP.	COM	913017109	1107	17875.00	SH	Sole	17875.00
VALLEY NATIONAL BANCORP		COM	919794107	451	17091.00	SH	Sole	17091.00
VERIZON COMMUNICATIONS		COM	92343v104	618	15960.00	SH	Sole	15960.00
WACHOVIA CORP			COM	929903102	641	17600.00	SH	Sole	17600.00
WELLS FARGO & CO		COM	949746101	225	4800.00		SH	Sole	4800.00
WILMINGTON TRUST CORPORATION	COM	971807102	3358	106000.00	SH	Sole	106000.00
WYETH				COM	983024100	1183	31640.00	SH	Sole	31640.00
AIM PREMIER EQUITY FUND CL B	MF	008879728	86	12186.040	SH	Sole	12186.040
MERRILL LYNCH FOCUS 20- CL B	MF			57	50321.000	SH	Sole	50321.000
ML LARGE CAP GROWTH FUND CL-B	MF			192	32163.077	SH	Sole	32163.077
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